AOCI - Additional share information (Details 2) - SFr / shares		3 Months Ended						6 Months Ended
		Jun. 30, 2017		Mar. 31, 2017		Jun. 30, 2016		Jun. 30, 2017		Jun. 30, 2016		Dec. 31, 2016
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		2,089,897,378		2,089,897,378		1,957,379,244		2,089,897,378		1,957,379,244
Issuance of common shares		466,114,342		0		132,518,134		466,114,342		132,518,134
of which reserved for share-based compensation		0		0		30,000,000		0		30,000,000
Common Stock, Shares, Issued, Ending Balance		2,556,011,720		2,089,897,378		2,089,897,378		2,556,011,720		2,089,897,378
Treasury shares
Treasury Stock, Shares, Beginning Balance		6,308,347		0		10,939,863		0		5,910,224
Sale of treasury shares		240,261,524		165,460,223		474,842,916		405,721,747		665,190,230
Repurchase of treasury shares		273,705,085		172,867,369		482,072,771		446,572,454		678,162,142
Share-based compensation, net of tax		37,009,421		1,098,799		9,636,105		38,108,220		10,348,523
Treasury Stock, Shares, Ending Balance		2,742,487		6,308,347		8,533,613		2,742,487		8,533,613
Common shares outstanding		2,553,269,233	[1]	2,083,589,031	[2]	2,081,363,765	[3]	2,553,269,233	[1]	2,081,363,765	[3]	2,089,897,378
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[4]	3,271,129,950		2,797,379,244				3,271,129,950				2,797,379,244
Unissued shares (in shares)		653,000,000		653,000,000		653,000,000		653,000,000		653,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		505,062,294		522,242,777		518,996,021		505,062,294		518,996,021
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[5]			4,399,680,200				4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[5]	4,399,680,200						4,399,680,200
Treasury shares
Common shares outstanding	[5]	4,399,680,200						4,399,680,200				4,399,680,200
Par value (in CHF per share)	[5]	SFr 1.00						SFr 1.00				SFr 1.00

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 505'062'294 of these shares were reserved for capital instruments.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 522'242'777 of these shares were reserved for capital instruments.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 518'996'021 of these shares were reserved for capital instruments.
[4]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[5]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of June 30, 2017. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.